Submission	Jun. 05, 2026
Submission [Line Items]
Central Index Key	0002013649
Registrant Name	Chagee Holdings Ltd.
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES